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Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101

General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. The Fund currently invests in the Portfolio, which seeks to achieve its investment objective by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of September 30, 1997, the Schroder Group had over $175 billion in assets under management. At the same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $28 billion under management.

                                                                January 20, 1998

Dear Shareholder:

     For the six months ended November 30, 1997, the U.S. equity markets experienced strong returns. For the same period, the Schroder U.S. Smaller Companies Fund returned 14.48%, outperforming its benchmark, the Russell 2000(Registered) Index as well as the larger company market as measured by the S&P 500(Registered) Index. Smaller and larger companies performed in line with each other, the Russell 2000 Index was up 13.80% while the S&P 500 Index was up 13.59% for the same period.

     Even though the equity markets were experiencing strong returns, the overall environment was relatively volatile during this time. Smaller companies outperformed larger companies during August and September, as investors began to take advantage of the more favorable valuations of smaller companies relative to those of larger companies. In October, equity investors world-wide reacted to the Asian currency crisis. On October 27, the Russell 2000 Index lost 6.1%, the fifth worst daily percentage decline in the history of the Russell 2000, while the S&P 500 lost 6.8%. In the days and weeks following, larger companies rebounded sharply. It was during this period that smaller companies lagged, as investors sought the liquidity of larger companies during the market turbulence.

     Stock selection drove most of the Fund's outperformance during the period. Sector weightings, namely media, energy, financials and technology, were positive contributors to performance. Media stocks were strong as a result of continued consolidation and strong advertising rate growth. Energy stocks outperformed as industry fundamentals benefited from a favorable supply-demand situation. Financial stocks were up over 25% due to a period of declining interest rates and consolidation in the industry. The Fund's holdings in technology outperformed due to more conservative holdings and an underweight position.

     Thank you for your interest and support in the Schroder U.S. Smaller Companies Fund.

Sincerely,

Mark J. Smith
President

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Schroder U.S. Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of November 30, 1997)

Q: Which sectors of the market performed well during the semi-annual period ended November 30, 1997?

A: The strongest sectors for the Russell 2000 Index during the period included companies in financials, energy, consumer staples and utilities. Financial companies, led by Commercial Federal Corp. and North Fork Bancorp, were strong during the period due to a declining interest rate environment. Varco International Inc. and Cooper Cameron Corp., both energy companies, were strong performers as the oil equipment industry continued to benefit from positive supply-demand conditions. Consumer staples, led by Suiza Foods Corp., a dairy consolidator, performed well during the period. Utility stocks outperformed towards the end of the semi-annual period as investors preferred defensive sectors during the turbulent months of October and November.

Q: The small capitalization universe staged a brief rebound before it pulled back again in recent months. What does management see for the future of small cap securities?

A: Management has seen underperformance of the small cap sector since the problems in Asia increased market volatility. As small cap securities are often less liquid, this is not unusual in such market circumstances. Fundamentals in the small cap universe, however, have improved over the past several months. More recently, smaller company earnings have looked better than larger company earnings. Going forward, currently there is a positive environment for small capitalization investors. Management will remain focused on its research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

Q: Were there any major changes in sectors during the semi-annual period?

A: Management lowered the Fund's technology weighting due to concerns about industry over-capacity and weakening demand in Asian markets.

Q: What is management's economic outlook for the next six months?

A: Management believes that the economy is operating at a level at or near capacity. There is not room to support an accelerating level of cyclical growth without triggering accelerating inflation. However, management believes the economy may remain at a slow growth phase, as recent data and Federal Reserve Board decisions may suggest. Management believes that the current international turmoil will likely slow domestic growth enough to avoid interest rate hikes. If so, this would be beneficial for the equity markets, and in particular the small cap market. We believe that profit growth has peaked and that higher growth companies will be more attractive under slow, steady growth scenario.

     The views expressed in this report were those of the Fund's portfolio managers as of the dates specified and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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Schroder U.S. Smaller Companies Fund
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               PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 1997

                  INVESTMENT BY INDUSTRY
INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Consumer Cyclicals                               23.5%
Financial                                        14.0%
Transportation, Service & Misc.                  11.5%
Energy                                            9.4%
Capital Goods/Construction                        7.7%
Health Care                                       7.1%
Technology                                        6.1%
Consumer Staples                                  5.1%
Basic Materials                                   2.6%
Cash and Other Net Assets                        13.0%

                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------


                     TOP TEN HOLDINGS
SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Pillowtex Corp.                                  1.92%
Cooper Cameron Corp.                             1.66%
Wesley Jessen VisionCare Inc.                    1.56%
Petco Animal Supplies Inc.                       1.51%
B.J. Service Co.                                 1.47%
Suiza Foods Corp.                                1.46%
CHS Electronics Inc.                             1.43%
Varco International Inc.                         1.40%
CMAC Investment Corp.                            1.35%
Commercial Federal Corp.                         1.31%
                                           ---------------
Total                                           15.07%
                                           ---------------
                                           ---------------

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Schroder U.S. Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder U.S. Smaller Companies Portfolio (the
              'Portfolio')                                                    $40,419,336
         Receivable for Fund shares sold                                           51,875
         Organization costs, net of amortization (Note 2)                           3,725
                                                                              -----------

                              Total Assets                                     40,474,936
                                                                              -----------

LIABILITIES:
         Payable for Fund shares redeemed                                          12,493
         Payable to administrator (Note 3)                                          5,656
         Payable to subadministrator (Note 3)                                       2,480

         Accrued expenses and other liabilities                                    23,025
                                                                              -----------

                              Total Liabilities                                    43,654
                                                                              -----------

                              Net Assets                                      $40,431,282
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                      $31,438,019
         Undistributed net investment income (loss)                               (93,719)
         Accumulated net realized gain (loss)                                   3,365,100
         Net unrealized appreciation (depreciation) on investments              5,721,882
                                                                              -----------

                              Net Assets                                      $40,431,282
                                                                              -----------
                                                                              -----------
NET ASSETS BY CLASS
         Investor Class                                                       $39,378,295
         Advisor Class                                                          1,052,987
                                                                              -----------

                              Net Assets                                      $40,431,282
                                                                              -----------
                                                                              -----------
SHARES OF BENEFICIAL INTEREST
         Investor Class                                                         2,594,747
         Advisor Class                                                             69,544

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)
         Investor Class                                                            $15.18
         Advisor Class                                                             $15.14

    The accompanying notes are an integral part of the financial statements.

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Schroder U.S. Smaller Companies Fund
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STATEMENT OF OPERATIONS


                                                                                         For the Six
                                                                                        Months Ended
                                                                                      November 30, 1997
                                                                                         (Unaudited)
                                                                                      -----------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
         Dividend income                                                                 $    92,474
         Interest income                                                                      60,276
         Net expenses                                                                       (136,318)
                                                                                      -----------------
                              Net Investment Income Allocated from the Portfolio              16,432
                                                                                      -----------------
EXPENSES:
         Administration (Note 3)                                                              43,095
         Subadministration (Note 3)                                                           12,928
         Transfer agency (Note 3)                                                             17,133
         Shareholder services--Advisor Shares (Note 3)                                           782
         Accounting (Note 3)                                                                   6,000
         Legal                                                                                 3,733
         Audit                                                                                 7,556
         Registration                                                                         13,970
         Reporting                                                                            13,101
         Trustees                                                                                 69
         Amortization of organization costs (Note 2)                                           2,909
         Miscellaneous                                                                         1,507
                                                                                      -----------------
                              Total Expenses                                                 122,783
         Fees waived and expenses reimbursed (Note 4)                                        (11,745)
                                                                                      -----------------
                              Net Expenses                                                   111,038
                                                                                      -----------------
NET INVESTMENT INCOME (LOSS)                                                                 (94,606)
                                                                                      -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain (loss) on investments sold                                      1,856,877
         Net change in unrealized appreciation (depreciation) on investments               1,871,374
                                                                                      -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                     3,728,251
                                                                                      -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $ 3,633,645
                                                                                      -----------------
                                                                                      -----------------

    The accompanying notes are an integral part of the financial statements.

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                                       5

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Schroder U.S. Smaller Companies Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Six
                                                                Months Ended         For the         For the Year
                                                              November 30, 1997    Period Ended         Ended
                                                                 (Unaudited)       May 31, 1997    October 31, 1996
                                                              -----------------    ------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                                  $26,185,077       $ 13,742,555      $ 15,287,216
                                                              -----------------    ------------    ----------------
OPERATIONS:
         Net investment income (loss)                                (94,606)           (42,527)          (50,796)
         Net realized gain (loss) on investments sold              1,856,877          1,749,974         4,597,614
         Net change in unrealized appreciation
           (depreciation) on investments                           1,871,374          1,017,015          (843,435)
                                                              -----------------    ------------    ----------------
         Net increase (decrease) in net assets resulting
           from operations                                         3,633,645          2,724,462         3,703,383
                                                              -----------------    ------------    ----------------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net realized gain on investments--Investor Class                 --         (4,517,569)       (1,965,720)
                                                              -----------------    ------------    ----------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares--Investor Class                           13,188,432         14,779,822         1,697,351
         Sale of shares--Advisor Class                             1,446,962            129,171                --
         Reinvestment of distributions--Investor Class                    --          3,516,999         1,522,389
         Redemption of shares--Investor Class                     (3,561,554)        (4,133,899)       (6,502,064)
         Redemption of shares--Advisor Class                        (461,280)           (56,464)               --
                                                              -----------------    ------------    ----------------
         Net increase (decrease) from capital share
           transactions                                           10,612,560         14,235,629        (3,282,324)
                                                              -----------------    ------------    ----------------
         Net increase (decrease) in net assets                    14,246,205         12,442,522        (1,544,661)
                                                              -----------------    ------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                     $40,431,282       $ 26,185,077      $ 13,742,555
                                                              -----------------    ------------    ----------------
                                                              -----------------    ------------    ----------------
(A) Accumulated undistributed net investment income (loss)       $   (93,719)      $        887      $         --
                                                              -----------------    ------------    ----------------
                                                              -----------------    ------------    ----------------
SHARE TRANSACTIONS
         Sale of shares--Investor Class                              864,054          1,190,001            95,854
         Sale of shares--Advisor Class                                93,750             10,511                --
         Reinvestment of distributions in shares--Investor
           Class                                                          --            296,293           106,834
         Redemption of shares--Investor Class                       (238,323)          (315,073)         (414,456)
         Redemption of shares--Advisor Class                         (30,304)            (4,413)               --
                                                              -----------------    ------------    ----------------
         Net increase (decrease) in shares                           689,177          1,177,319          (211,768)

                                                              -----------------    ------------    ----------------
                                                              -----------------    ------------    ----------------

    The accompanying notes are an integral part of the financial statements.

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Schroder U.S. Smaller Companies Fund
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FINANCIAL HIGHLIGHTS--INVESTOR SHARES

     Selected per share data and ratios for an Investor share outstanding throughout each period:

                                      For the            For the
                                  Six Months Ended     Period Ended              For the Year Ended October 31,
                                    November 30,         May 31,          --------------------------------------------
                                  1997 (Unaudited)         1997           1996(a)        1995        1994      1993(b)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                              $  13.26           $  17.23         $ 15.14       $ 11.81     $ 10.99    $ 10.00
                                       -------         ------------       -------       -------     -------    -------
Investment Operations
  Net Investment Income (Loss)           (0.04)(c)          (0.02)(c)       (0.06)(c)     (0.04)      (0.07)     (0.02)
  Net Realized and Unrealized Gain
    (Loss) on Investments                 1.96               1.88            4.10          3.78        0.97       1.01
                                       -------         ------------       -------       -------     -------    -------
Total from Investment Operations          1.92               1.86            4.04          3.74        0.90       0.99
                                       -------         ------------       -------       -------     -------    -------
Distributions From
  Net Realized Gain on Investments         0.00            (5.83)          (1.95)        (0.41)      (0.08)         --
                                       -------         ------------       -------       -------     -------    -------
Net Asset Value, End of Period        $  15.18           $  13.26         $ 17.23       $ 15.14     $ 11.81    $ 10.99
                                       -------         ------------       -------       -------     -------    -------
                                       -------         ------------       -------       -------     -------    -------

Total Return                             14.48%(d)(e)       14.73%(d)(e)    29.35%        32.84%       8.26%      9.90%

Ratio/Supplementary Data
Net Assets at End of Period
  (in thousands)                      $ 39,378           $ 26,104         $13,743       $15,287     $13,324    $12,489
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees          1.43%(c)(f)        1.49%(c)(f)     1.49%(c)(f)    1.49%      1.45%      2.03%(f)
  Expenses excluding

    reimbursement/waiver of fees          1.43%(c)(f)        1.87%(c)(f)      N/A           N/A         N/A        N/A
  Net investment income (loss)
    including reimbursement/waiver
    of fees                              (0.54)%(c)(f)      (0.42)%(c)(f)   (0.35)%(c)(f)   (0.30)%   (0.58)%    (0.99)%(f)
Average Commission Rate Per
  Share(g)                            $ 0.0588           $ 0.0584         $0.0583           N/A         N/A        N/A
Portfolio Turnover Rate(h)               28.71%             34.45%          58.50%        92.68%      70.82%     12.58%

------------------

(a) On May 17, 1996, the Fund began offering two classes of shares Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.

(b) The Fund commenced operations on August 6, 1993 and converted to Core and Gateway(Registered) on August 15, 1996.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Not annualized.

(e) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).

(f) Annualized.

(g) For the fiscal year beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(h) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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Schroder U.S. Smaller Companies Fund
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FINANCIAL HIGHLIGHTS--ADVISOR SHARES

     Selected per share data and ratios for an Advisor share outstanding throughout each period:


                                                                        For the          For the
                                                                   Six Months Ended    Period Ended
                                                                     November 30,        May 31,
                                                                   1997 (Unaudited)      1997(a)
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $   13.24         $  11.89
                                                                   -----------------   ------------
Investment Operations
  Net Investment Income (Loss)                                             (0.04)(b)        (0.03)(b)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.94             1.38
                                                                   -----------------   ------------
Total from Investment Operations                                            1.90             1.35
                                                                   -----------------   ------------
Net Asset Value, End of Period                                         $   15.14         $  13.24
                                                                   -----------------   ------------
                                                                   -----------------   ------------

Total Return(c)                                                            14.35%(d)        11.35%(d)
Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                             $   1,053         $     81
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees                           1.65%(b)(e)       1.74%(b)(e)
  Expenses excluding reimbursement/waiver of fees                           5.41%(b)(e)      57.02%(b)(e)
  Net investment income (loss) including reimbursement/waiver of
     fees                                                                 (0.82)%(b)(e)     (0.67)%(b)(e)
Average Commission Rate Per Share(f)                                   $  0.0588         $ 0.0584
Portfolio Turnover Rate(g)                                                 28.71%           34.45%

------------------

(a) Advisor Class shares were first issued on December 23, 1996.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(c) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).

(d) Not annualized.

(e) Annualized.

(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.


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Schroder U.S. Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is the Schroder U.S. Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on August 6, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of November 30, 1997, both Investor Shares and Advisor Shares had been issued.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

   MASTER FEEDER ARRANGEMENT

         Effective August 15, 1996, the Fund seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 12 to 19 in this report and should be read in conjunction with the Fund's financial statements. The Fund owns approximately 18.31% of the interests in the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

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                                       9

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Schroder U.S. Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATION

         On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. ('Schroder Advisors') under which Schroder Advisors is entitled to receive an annual fee, payable monthly, at the rate of 0.25% of the Fund's average daily net assets. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, LLC ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Fund's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

--------------------------------------------------------------------------------

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Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

   SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS

         The Trust has adopted a Shareholder Service Plan ('the Plan') for the Advisor Share Class under which Schroder Advisors is authorized to pay service organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount payable under the Plan is 0.25% of the Fund's average daily net assets attributable to the Advisor Shares.

   OTHER SERVICE PROVIDERS

         FFC is the Fund's fund accountant. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENTS

         Schroder Advisors voluntarily has assumed certain expenses of the Fund so that its total expenses would not exceed 1.49% on Investor Shares and 1.74% on Advisor Shares of the respective share's average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended November 30, 1997, expenses reimbursed by Schroder Advisors were $6,085 and fees waived by FFC were $5,660.

   ---------------------

SUPPLEMENTAL INFORMATION (UNAUDITED)

         A meeting of the Shareholders of the Schroder Capital Funds (Delaware) was held on December 9, 1997 at the offices of the Investment Adviser (SCMI), 787 Seventh Avenue, New York, NY.

   PROXY VOTE

         The proxy had one proposal of which the following relate to the fund in this report.

   PROPOSAL 1.

         Election of Trustees. (For Shareholders of all Funds)

         Each nominee was elected by shareholders. The vote is listed below:

                                         % OF TRUST
                              FOR          VOTED
                          -----------    ----------
Hon. David N. Dinkins      14,626,220      42.12%
Mr. Peter S. Knight        14,626,220      42.12%
Ms. Sharon L. Haugh        14,626,220      42.12%

         The Trustees have approved a change in the calculation of fees payable to the Trustees of the Trust effective November 1, 1997. Fees will be calculated and payable as follows. Trustees will receive an annual retainer of $11,000 for their services as Trustees of all open end investment companies distributed by Schroder Fund Advisors, Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of the investment companies will receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various investment companies based on their relative net assets. Payment of meeting fees will be allocated only among those investment companies to which the meeting relates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1997 (UNAUDITED)

          COMMON STOCK - 87.0%
SHARES                                      VALUE US$
-------                                    ------------
          BASIC MATERIALS - 2.6%
 53,500   AMCOL International Corp.        $  1,284,000
 54,400   Ball Corp.                          2,094,400
 67,800   Calgon Carbon Corp.                   745,800
 41,400   Ferro Corp.                         1,586,142
                                           ------------
                                              5,710,342
                                           ------------
          CAPITAL GOODS/
            CONSTRUCTION - 7.7%
 49,600   Aeroquip-Vickers Inc.               2,532,702
 98,500   Aftermarket Technology Corp.(a)     2,019,250
 53,500   Donaldson Co. Inc.                  2,568,000
 68,200   Essex International Inc.(a)         2,203,713
 37,600   Harsco Corp.                        1,489,902
 55,100   NS Group Inc.(a)                    1,033,125
 68,900   Tracor Inc.(a)                      1,933,508
 52,900   Triangle Pacific Corp.(a)           1,699,415
 45,600   USA Waste Services Inc.(a)          1,507,652
                                           ------------
                                             16,987,267
                                           ------------
          CONSUMER CYCLICALS - 23.5%
 85,600   800-JR CIGAR Inc.(a)                2,354,000
 59,892   Accustaff Inc.(a)                   1,770,559
 68,200   American Italian Pasta Co.(a)       1,611,225
 74,600   Bally Total Fitness Holding
            Corp.(a)                          1,389,425
 25,600   Barnett Inc.(a)                       521,605
  5,000   Beringer Wine Estates Holdings
            Inc.(a)                             162,500

 27,000   Consolidated Cigar Holdings
            Inc.(a)                             744,188
 50,938   Consolidated Stores Corp.(a)        2,476,814
 88,600   Interface Inc.                      2,658,000
 95,000   Knoll Inc.(a)                       2,861,878
 94,200   Logan's Roadhouse Inc.(a)           1,677,938
 27,800   Nautica Enterprises(a)                780,138
110,600   Paul Harris Stores Inc.(a)          2,336,426
113,300   Petco Animal Supplies Inc.(a)       3,342,350
109,200   Pier 1 Imports Inc.                 2,443,352
159,700   Pillowtex Corp.                     4,232,050
 48,300   Promus Hotel Corp.(a)               2,004,450
 78,050   Regal Cinemas Inc.(a)               1,990,275
 45,650   Robert Half International
            Inc.(a)                           1,783,205
 59,900   Ross Stores Inc.                    2,336,100
 83,000   ShoLodge Inc.(a)                    1,328,000
 34,850   Sonic Corp.(a)                        963,819
 59,800   Stage Stores Inc.(a)                2,519,076
 25,900   Tiffany & Co.                         987,440
 89,200   Trendwest Resorts Inc.(a)           2,207,700
 66,800   WestPoint Stevens Inc.(a)           2,663,654
 57,600   Wet Seal Inc. Class A(a)            1,702,804
                                           ------------
                                             51,848,971
                                           ------------

SHARES                                      VALUE US$
-------                                    ------------
          CONSUMER STAPLES - 5.1%
 63,300   Compdent Corp.(a)                $  1,289,744
 70,700   Foodmaker Inc.(a)                   1,095,850
 40,600   Henry Schein Inc.(a)                1,431,150
 80,900   International Home Foods Inc.(a)    1,941,600
 23,400   Physician Sales & Service
            Inc.(a)                             532,350
 60,100   Richfood Holdings Inc.              1,641,481
 55,400   Suiza Foods Corp.(a)                3,223,587
                                           ------------
                                             11,155,762
                                           ------------
          ENERGY - 9.4%
 32,600   Atwood Oceanics Inc.(a)             1,607,589
 45,200   B.J. Service Co.(a)                 3,245,928
 60,200   Cooper Cameron Corp.(a)             3,668,443
 34,400   Forcenergy Inc.(a)                  1,068,550
 68,700   Kuhlman Corp.                       2,425,972
 32,500   Ocean Energy Inc.(a)                1,817,970
 53,200   Tosco Corp.                         1,732,327
 70,300   United Meridian Corp.(a)            2,113,393
 60,200   Varco International Inc.(a)         3,081,492
                                           ------------

                                             20,761,664
                                           ------------
          FINANCIAL - 14.0%
 68,900   AmerUs Life Holdings Inc.           2,239,250
134,100   BA Merchant Services Inc. Class
            A(a)                              2,187,509
 52,800   Bank United Corp.                   2,217,600
 63,300   Bay View Capital Corp.              2,136,375
 57,400   CMAC Investment Corp.               2,981,218
      1   Charter One Financial Inc.                 59
 60,050   Commercial Federal Corp.            2,886,154
 47,300   Cullen/Frost Bankers Inc.           2,512,818
 35,200   FBL Financial Group Inc. Class A    1,390,400
 35,600   Fremont General Corp.               1,637,600
136,200   Inkeepers USA Trust                 2,187,716
 57,400   Mutual Risk Management Ltd.         1,603,613
 83,100   North Fork BanCorp Inc.             2,524,164
 82,639   Patriot American Hospitality
            Inc.                              2,582,476
 71,610   UST Corp.                           1,902,142
                                           ------------
                                             30,989,094
                                           ------------
          HEALTH CARE - 7.1%
112,500   Coventry Corp.(a)                   1,680,472
 22,700   Express Scripts Inc. Class A(a)     1,339,300
 50,800   Genzyme Corp.(a)                    1,362,078
  1,188   Genzyme Corp. (Tissue Repair)(a)        9,059
111,400   Haemonetics Corp.(a)                1,636,189
 59,400   Health Care and Retirement
            Corp.(a)                          2,338,879
104,200   Invacare Corp.                      2,409,635
 78,500   Isis Pharmaceuticals Inc.(a)        1,162,783

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF NOVEMBER 30, 199 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          HEALTH CARE (CONCLUDED)
 62,000   Matria Healthcare Inc.(a)        $    317,752

112,300   Wesley Jessen VisionCare Inc.(a)    3,453,225
                                           ------------
                                             15,709,372
                                           ------------
          TECHNOLOGY - 6.1%
 19,300   Antec Corp.(a)                        294,325
 51,800   EG&G Inc.                           1,016,579
 25,500   Evans & Sutherland Computer
            Corp.(a)                            790,500
 55,300   Exabyte Corp.(a)                      539,175
101,200   INTERSOLV(a)                        1,612,880
 15,400   Intergraph Corp.(a)                   162,664
 52,400   MAPICS Inc.(a)                        582,954
 22,850   Marcam Solutions Inc.(a)              205,650
 39,100   MicroTouch Systems Inc.(a)            811,325
 75,500   Molecular Dynamics Inc.(a)          1,519,444
 56,100   Symbol Technologies Inc.            2,191,409
 37,700   System Software Associates
            Inc.(a)                             499,525
 29,400   Thomas & Betts Corp.                1,334,029
 88,500   Wang Laboratories Inc.(a)           1,958,069
                                           ------------
                                             13,518,528
                                           ------------
          TRANSPORTATION/SERVICES/
            MISCELLANEOUS - 11.5%
 43,400   CCA Prison Realty Trust             1,546,128
167,500   CHS Electronics Inc.(a)             3,161,563
SHARES                                      VALUE US$
-------                                    ------------
          TRANSPORTATION/SERVICES/
            MISCELLANEOUS (CONCLUDED)
 51,600   CNF Transportation Inc.          $  2,244,600
 86,650   Comair Holdings Inc.                1,917,133
 83,400   Cornell Corrections Inc.(a)         1,459,500
 23,000   Galileo International Inc.            616,688
 35,100   INSpire Insurance Solutions
            Inc.(a)                             666,900
    400   ITC DeltaCom Inc.(a)                    5,650
 82,200   Ivex Packaging Corp.(a)             1,644,000
 55,000   Jacor Communications Inc.(a)        2,406,250
 10,000   Mac-Gray Corp.(a)                     147,500
 98,000   Manufactured Home Communities
            Inc.                              2,670,500
 82,200   RemedyTemp Inc. Class A(a)          1,931,700
114,600   Select Appointments Holdings
            Public Ltd. Co.                   2,206,050
 78,500   StaffMarkInc.(a)                    2,737,532
                                           ------------
                                             25,361,694
                                           ------------
          Total Investments - 87.0%

            (cost $170,633,649)             192,042,694
          Other Assets Less
            Liabilities - 13.0%              28,698,889
                                           ------------
          Total Net Assets - 100.0%        $220,741,583
                                           ------------
                                           ------------

------------------

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $170,633,649
            Net unrealized appreciation (depreciation)                         21,409,045
                                                                             ------------

                              Total Investments at value                      192,042,694

         Cash and Cash Equivalents (Note 2)                                    29,153,751
         Receivable for investments sold                                        1,797,894
         Receivable for dividends and interest                                    107,592
         Organization costs, net of amortization (Note 2)                          18,586
                                                                             ------------

                              Total Assets                                    223,120,517
                                                                             ------------
LIABILITIES:
         Payable for investments purchased                                      2,209,562
         Payable to investment adviser (Note 3)                                   107,361
         Payable to subadministrator (Note 3)                                      13,420
         Accrued expenses and other liabilities                                    48,591
                                                                             ------------

                              Total Liabilities                                 2,378,934

                                                                             ------------

                              Net Assets                                     $220,741,583
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $199,332,538
         Net unrealized appreciation (depreciation) on investments             21,409,045
                                                                             ------------

                              Net Assets                                     $220,741,583
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                     For the Six
                                                                                     Months Ended
                                                                                     November 30,
                                                                                         1997
                                                                                     (Unaudited)
                                                                                     ------------
INVESTMENT INCOME:
         Dividend income                                                             $    449,403
         Interest income                                                                  300,663
                                                                                     ------------
                              Total Investment Income                                     750,066
                                                                                     ------------
EXPENSES:
         Investment advisory (Note 3)                                                     510,390
         Subadministration (Note 3)                                                        63,799
         Transfer agency (Note 3)                                                           6,031
         Custody                                                                           12,717
         Accounting (Note 3)                                                               18,000
         Legal                                                                              5,892
         Audit                                                                             20,700
         Trustees                                                                             527
         Amortization of organization costs (Note 2)                                        2,509
         Miscellaneous                                                                     30,715
                                                                                     ------------

                              Total Expenses                                              671,280
                                                                                     ------------

NET INVESTMENT INCOME (LOSS)                                                               78,786
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain (loss) on investments sold                                   6,149,644
         Net change in unrealized appreciation (depreciation) on investments           10,377,117
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                 16,526,761
                                                                                     ------------
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $ 16,605,547
                                                                                     ------------
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the Six         For the        For the Period
                                                           Months Ended          Period       August 15, 1996
                                                         November 30, 1997       Ended            through
                                                            (Unaudited)       May 31, 1997    October 31, 1996
                                                         -----------------    ------------    ----------------

NET ASSETS, BEGINNING OF PERIOD                            $ 103,385,258      $ 28,929,477      $         --
                                                         -----------------    ------------    ----------------
OPERATIONS:
         Net investment income (loss)                             78,786            77,349            22,137
         Net realized gain (loss) on investments sold          6,149,644         2,311,789           735,049
         Net change in unrealized appreciation
           (depreciation) on investments                      10,377,117         8,079,833         2,952,095
                                                         -----------------    ------------    ----------------
         Net increase (decrease) in net assets
           resulting from operations                          16,605,547        10,468,971         3,709,281
                                                         -----------------    ------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                       103,197,618        69,106,539        26,247,304
         Withdrawals                                          (2,446,840)       (5,119,729)       (1,027,108)

                                                         -----------------    ------------    ----------------
         Net increase (decrease) in net assets from
           transactions in investors' beneficial
           interest                                          100,750,778        63,986,810        25,220,196
                                                         -----------------    ------------    ----------------
         Net increase (decrease) in net assets               117,356,325        74,455,781        28,929,477
                                                         -----------------    ------------    ----------------
NET ASSETS, END OF PERIOD                                  $ 220,741,583      $103,385,258      $ 28,929,477
                                                         -----------------    ------------    ----------------
                                                         -----------------    ------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       16

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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                            For the
                                                       Six Months Ended     For the Period      For the Period
                                                       November 30, 1997        Ended                Ended
                                                          (Unaudited)        May 31, 1997     October 31, 1996(a)
-----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver of fees            0.79%(b)           0.85%(b)             0.85%(b)
  Expenses excluding reimbursement/waiver of fees          N/A                  0.95%(b)             1.31%(b)
  Net investment income including
     reimbursement/waiver of fees                            0.09%(b)           0.22%(b)             0.50%(b)

  Average Commission Rate Per Share(c)                    $  0.0588           $ 0.0584            $  0.0562
  Portfolio Turnover Rate                                   28.71%             34.45%               17.30%

------------------

(a) For the period from August 15, 1996, commencement of operations, to October 31, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, managment investment company under the Investment Company Act of 1940 (the 'Act'), currently has six investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

         Effective May 31, 1997, the Portfolio changed its fiscal year end to May 31 from October 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

   CASH EQUIVALENTS

         The Portfolio considers all deposits and the related interest income in the Chase Money Market Account to be cash equivalents.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Realized gain and loss from investment transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.60% of the average daily net assets of the Portfolio.

   ADMINISTRATION

         On behalf of the Portfolio, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, LLC ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the average daily net assets of the Portfolio. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from the Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $36,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended November 30, 1997 aggregated $123,264,025 and $42,983,853, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 was $170,633,649 and the net unrealized appreciation of investment securities was $21,409,045. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $30,283,741, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $8,874,696.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

--------------------------------------------------------------------------------
                                       19

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

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

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

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane P. Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Fergal Cassidy
  Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder U.S. Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

          SCHRODERS

        Schroder
        U.S. Smaller
        Companies
        Fund

        SEMI-ANNUAL REPORT
        November 30, 1997
        (Unaudited)

      Schroder Capital Funds (Delaware)